Class A, C, Inst, Inv, R, R6 T Shares | Goldman Sachs Alternative Premia Fund
Goldman Sachs Alternative Premia Fund—Summary
Investment Objective
The Goldman Sachs Alternative Premia Fund (formerly Goldman Sachs Dynamic Allocation Fund) (the “Fund”) seeks long-term absolute return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T Shares if you invest at least $50,000 or $250,000, respectively, in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 62 and “Shareholder Guide—Common Questions Applicable to the Purchase of Class T Shares” beginning on page 66 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 106 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-129 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Class A, C, Inst, Inv, R, R6 T Shares - Goldman Sachs Alternative Premia Fund		Class A	Class C	Institutional	Investor	Class R	Class R6	Class T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none	none	none	none
[1]	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Class A, C, Inst, Inv, R, R6 T Shares - Goldman Sachs Alternative Premia Fund		Class A	Class C	Institutional	Investor	Class R	Class R6	Class T
Management Fees	[1]	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Distribution and/or Service (12b-1) Fees		0.25%	0.75%	none	none	0.50%	none	0.25%
Other Expenses	[2]	0.31%	0.56%	0.17%	0.31%	0.31%	0.16%	0.31%
Service Fees		none	0.25%	none	none	none	none	none
All Other Expenses		0.31%	0.31%	0.17%	0.31%	0.31%	0.16%	0.31%
Acquired Fund Fees and Expenses		0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses	[3]	1.48%	2.23%	1.09%	1.23%	1.73%	1.08%	1.48%
Fee Waiver and Expense Limitation	[4]	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses	[5]	1.34%	2.09%	0.95%	1.09%	1.59%	0.94%	1.34%
[1]	The Fund’s “Management Fees” have been restated to reflect current fees.
[2]	The “Other Expenses” for Class A, Class C, Investor, Class R and Class R6 Shares have been restated and the “Other Expenses” for Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[3]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
[4]	The Investment Adviser has agreed to: (i) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests; (ii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the AP Subsidiary (as defined below) at an annual rate of 0.42% of the AP Subsidiary’s average daily net assets; and (iii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, dividend and interest expenses on short sales, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.114% of the Fund’s average daily net assets. The management fee waiver arrangement with respect to the AP Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the AP Subsidiary is in place. The other management fee waiver and expense limitation arrangements will remain in effect through at least April 30, 2019, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
[5]	After Fee Waiver and Expense Limitation

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Investor, Class R, Class R6 and/or Class T Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Investor, Class R, Class R6 and/or Class T Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Assuming complete redemption at end of period
Expense Example - Class A, C, Inst, Inv, R, R6 T Shares - Goldman Sachs Alternative Premia Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	679	979	1,300	2,208
Class C Shares	312	683	1,181	2,552
Institutional Shares	97	332	586	1,314
Investor Shares	111	376	661	1,474
Class R Shares	162	531	925	2,028
Class R6 Shares	96	329	581	1,303
Class T Shares	383	692	1,024	1,961

Assuming no redemption
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Class A, C, Inst, Inv, R, R6 T Shares | Goldman Sachs Alternative Premia Fund | Class C Shares | USD ($)	212	683	1,181	2,552

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended December 31, 2017 was 349% of the average value of its portfolio.
Principal Strategy
The Fund seeks to provide exposure to a diversified range of alternative investment strategies (“Alternative Risk Premia”) using both long and short positions within a variety of asset classes. The Fund seeks to maintain a consistent level of volatility over the long term.

Alternative Risk Premia are multi-asset, quantitatively-driven investment strategies that seek to capture diversified sources of returns. Alternative Risk Premia may be classified into certain styles, including “carry,” “value,” “momentum,” and “structural.” Carry styles seek to capitalize on the tendency for higher yielding assets to outperform lower yielding assets. Value styles seek to take advantage of the tendency for assets with low or high market prices to revert to their fundamental valuation. Momentum styles seek to exploit the tendency for recent relative price movements to continue in the near future. Structural styles seek to profit from anomalies or mispricing present in the market.

The Investment Adviser will allocate to Alternative Risk Premia across a range of asset classes, which may include equities, fixed income, credit, currencies, and commodities. Exposure to these asset classes may be implemented directly or indirectly by investing in (i) global equity and fixed income securities; (ii) unaffiliated investment companies, including exchange-traded funds (“ETFs”); (iii) affiliated investment companies, including ETFs, that currently exist or that may become available for investment in the future for which Goldman Sachs Asset Management, L.P. or an affiliate now or in the future acts as investment adviser or principal underwriter; (iv) derivative instruments, including foreign exchange forward contracts, options, futures contracts and options and swaps on futures contracts, credit, currency, index, interest rate, and total return swaps; and (iv) structured securities. Given the dynamic nature of the Investment Adviser’s process and the underlying exposures within the Fund, the Fund’s overall exposure to derivative instruments will vary over time.

Investment in the Subsidiary. The Fund may gain exposure to the commodities markets by investing in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Cayman Commodity – AP, Ltd. (the “AP Subsidiary”). The AP Subsidiary is advised by the Investment Adviser and seeks to gain commodities exposure.

The Fund may invest up to 25% of its total assets in the AP Subsidiary. The AP Subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. Commodity-linked swaps are derivative instruments whereby the cash flows agreed upon between counterparties are dependent upon the price of the underlying commodity or commodity index over the life of the swap. Commodity futures contracts are standardized, exchange-traded contracts that provide for the sale or purchase of, or economic exposure to the price of, a commodity or a specified basket of commodities at a future time. The value of these commodity-linked derivatives will rise and fall in response to changes in the underlying commodity or commodity index. Commodity-linked derivatives expose the AP Subsidiary and the Fund economically to movements in commodity prices. Such instruments may be leveraged so that small changes in the underlying commodity prices would result in disproportionate changes in the value of the instrument. Neither the Fund nor the AP Subsidiary invests directly in physical commodities. The AP Subsidiary may also invest in other instruments, including fixed income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).

The Fund may invest in, or have exposure to, assets or asset classes other than those generated by the Investment Adviser’s proprietary investment model, at the discretion of the Investment Adviser. In addition, the Investment Adviser may, in its discretion, make changes to the quantitative methodology used by the Fund, and the Fund may use other proprietary methodologies based on the Investment Adviser’s proprietary research.

The Fund’s primary benchmark index is the ICE Bank of America Merrill Lynch USD LIBOR Three-Month Constant Maturity Index.
Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. The investment program of the Fund is speculative, entails substantial risks and includes alternative investment techniques not employed by traditional mutual funds. The Fund should not be relied upon as a complete investment program. The Fund’s investment techniques (if they do not perform as designed) may increase the volatility of performance and the risk of investment loss, including the loss of the entire amount that is invested, and there can be no assurance that the investment objective of the Fund will be achieved. Moreover, certain investment techniques which the Fund may employ in its investment program can substantially increase the adverse impact to which the Fund’s investments may be subject. There is no assurance that the investment processes of the Fund will be successful, that the techniques utilized therein will be implemented successfully or that they are adequate for their intended uses, or that the discretionary element of the investment processes of the Fund will be exercised in a manner that is successful or that is not adverse to the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. Investors should carefully consider these risks before investing.

Absence of Regulation.  The Fund engages in over-the-counter (“OTC”) transactions, which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets than of transactions entered into on organized exchanges.

Commodity Sector Risk.  Exposure to the commodities markets may subject the Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, business, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked investments in which the AP Subsidiary enters into may involve counterparties in the financial services sector, and events affecting the financial services sector may cause the AP Subsidiary’s, and therefore the Fund’s, share value to fluctuate.

Counterparty Risk.  Many of the protections afforded to cleared transactions, such as the security afforded by transacting through a clearing house, might not be available in connection with OTC transactions. Therefore, in those instances in which the Fund enters into uncleared OTC transactions, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund will sustain losses.

Credit/Default Risk.  An issuer or guarantor of fixed income securities or instruments held by the Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in net asset value (“NAV”). These risks are more pronounced in connection with the Fund’s investments in non-investment grade fixed income securities.

Derivatives Risk.  The Fund’s use of options, futures, forwards, swaps, structured securities and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Expenses Risk.  By investing in pooled investment vehicles (including investment companies and ETFs), partnerships and real estate investment trusts (“REITs”) indirectly through the Fund, the investor will incur a proportionate share of the expenses of those other pooled investment vehicles, partnerships and REITs held by the Fund (including operating costs and investment management fees), in addition to the expenses of the Fund.

Foreign and Emerging Countries Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging countries.

Interest Rate Risk.  When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Investment Style Risk.  Different investment styles (e.g., “growth,” “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transactions Risk.  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Leverage Risk.  Borrowing and the use of derivatives may result in leverage and may make the Fund more volatile. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so. The use of leverage by the Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. To meet redemption requests, the Fund may be forced to sell securities, at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Management Risk.  A strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Market Risk.  The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Mid-Cap and Small-Cap Risk.  Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Non-Hedging Foreign Currency Trading Risk.  The Fund may engage in forward foreign currency transactions for both hedging and non-hedging purposes. The Investment Adviser may purchase or sell foreign currencies through the use of forward contracts based on the Investment Adviser’s judgment regarding the direction of the market for a particular foreign currency or currencies. In pursuing this strategy, the Investment Adviser seeks to profit from anticipated movements in currency rates by establishing “long” and/or “short” positions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from that anticipated by the Investment Adviser may produce significant losses to the Fund. Some of these transactions may also be subject to interest rate risk.

Other Investment Companies Risk.  By investing in other investment companies (including ETFs) indirectly through the Fund, investors will incur a proportionate share of the expenses of the other investment companies held by the Fund (including operating costs and investment management fees) in addition to the fees regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein.

Portfolio Turnover Rate Risk.  A high rate of portfolio turnover involves correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Short Position Risk.  The Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Fund may purchase for investment. Taking short positions involves leverage of the Fund’s assets and presents various risks. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested and may be unlimited.

Stock Risk.  Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Subsidiary Risk.  The AP Subsidiary is not registered under the Investment Company Act and is not subject to all the investor protections of the Investment Company Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the AP Subsidiary to operate as described in the Prospectus and the SAI and could adversely affect the Fund.

Swaps Risk.  In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for the AP Subsidiary to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Tax Risk.  Based on a private letter ruling from the Internal Revenue Service (“IRS”), the Fund seeks to gain exposure to the commodity markets through investments in the AP Subsidiary. The IRS issued proposed regulations that, if finalized, would generally treat the Fund’s income inclusion with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

The tax treatment of the Fund’s investments in the AP Subsidiary could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. If the IRS were to successfully assert that a Fund’s income from such investments was not “qualifying income,” the Fund may fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

Shareholders should review “Other Information” under “Taxation” on page 73 of the Prospectus for more information.

U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government securities issued by those agencies, instrumentalities and sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government securities will not have the funds to meet their payment obligations in the future.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor, Class R, Class R6 and Class T Shares compare to those of broad-based securities market indices. Prior to October 30, 2017, the Fund had been known as the Goldman Sachs Dynamic Allocation Fund. As of this date, certain changes were made to the Fund’s investment objective and strategies. Performance information prior to this date reflects the Fund’s former investment objective and strategies. As a result, the Fund’s performance may differ substantially from the performance information shown below for the period prior to October 30, 2017. In addition, effective October 31, 2017, the Fund’s benchmark changed from the ICE Bank of America Merrill Lynch USD LIBOR One-Month Constant Maturity Index to the ICE Bank of America Merrill Lynch USD LIBOR Three-Month Constant Maturity Index. The Investment Adviser believes that the ICE Bank of America Merrill Lynch USD LIBOR Three-Month Constant Maturity Index is a more appropriate benchmark against which to measure the performance of the Fund. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.

Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
TOTAL RETURN CALENDAR YEAR (INSTITUTIONAL)

Best Quarter Q4 ‘17 +6.12% Worst Quarter Q3 ’15 –7.02%
AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2017
Average Annual Total Returns - Class A, C, Inst, Inv, R, R6 T Shares - Goldman Sachs Alternative Premia Fund		1 Year	5 Years	Since Inception	Inception Date
Class A Shares		7.92%	2.67%	3.29%	Jan. 05, 2010
Class A Shares | Returns After Taxes on Distributions		0.13%	0.32%	1.59%	Jan. 05, 2010
Class A Shares | Returns After Taxes on Distributions and Sale of Fund Shares		7.07%	1.36%	2.06%	Jan. 05, 2010
Class A Shares | ICE Bank of America Merrill Lynch USD LIBOR Three-Month Constant Maturity Index (reflects no deduction for fees or expenses)		1.02%	0.40%	0.36%	Jan. 05, 2010
Class A Shares | ICE Bank of America Merrill Lynch USD LIBOR One-Month Constant Maturity Index (reflects no deduction for fees or expenses)		1.05%	0.41%	0.37%	Jan. 05, 2010
Class A Shares | MSCI ACWI IMI (Net, USD, Unhedged; reflects no deduction for fees or expenses)		23.95%	11.00%	9.20%	Jan. 05, 2010
Class A Shares | Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees or expenses)		3.04%	3.05%	3.83%	Jan. 05, 2010
Class A Shares | Dynamic Allocation Fund Composite Index		15.17%	7.88%	7.20%	Jan. 05, 2010
Class C Shares		12.23%	3.06%	3.26%	Jan. 05, 2010
Class C Shares | ICE Bank of America Merrill Lynch USD LIBOR Three-Month Constant Maturity Index (reflects no deduction for fees or expenses)		1.02%	0.40%	0.36%	Jan. 05, 2010
Class C Shares | ICE Bank of America Merrill Lynch USD LIBOR One-Month Constant Maturity Index (reflects no deduction for fees or expenses)		1.05%	0.41%	0.37%	Jan. 05, 2010
Class C Shares | MSCI ACWI IMI (Net, USD, Unhedged; reflects no deduction for fees or expenses)		23.95%	11.00%	9.20%	Jan. 05, 2010
Class C Shares | Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees or expenses)		3.04%	3.05%	3.83%	Jan. 05, 2010
Class C Shares | Dynamic Allocation Fund Composite Index		15.17%	7.88%	7.20%	Jan. 05, 2010
Institutional Shares		14.59%	4.25%	4.44%	Jan. 05, 2010
Institutional Shares | ICE Bank of America Merrill Lynch USD LIBOR Three-Month Constant Maturity Index (reflects no deduction for fees or expenses)		1.02%	0.40%	0.36%	Jan. 05, 2010
Institutional Shares | ICE Bank of America Merrill Lynch USD LIBOR One-Month Constant Maturity Index (reflects no deduction for fees or expenses)		1.05%	0.41%	0.37%	Jan. 05, 2010
Institutional Shares | MSCI ACWI IMI (Net, USD, Unhedged; reflects no deduction for fees or expenses)		23.95%	11.00%	9.20%	Jan. 05, 2010
Institutional Shares | Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees or expenses)		3.04%	3.05%	3.83%	Jan. 05, 2010
Institutional Shares | Dynamic Allocation Fund Composite Index		15.17%	7.88%	7.20%	Jan. 05, 2010
Investor Shares		14.47%	4.10%	4.29%	Jan. 05, 2010
Investor Shares | ICE Bank of America Merrill Lynch USD LIBOR Three-Month Constant Maturity Index (reflects no deduction for fees or expenses)		1.02%	0.40%	0.36%	Jan. 05, 2010
Investor Shares | ICE Bank of America Merrill Lynch USD LIBOR One-Month Constant Maturity Index (reflects no deduction for fees or expenses)		1.05%	0.41%	0.37%	Jan. 05, 2010
Investor Shares | MSCI ACWI IMI (Net, USD, Unhedged; reflects no deduction for fees or expenses)		23.95%	11.00%	9.20%	Jan. 05, 2010
Investor Shares | Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees or expenses)		3.04%	3.05%	3.83%	Jan. 05, 2010
Investor Shares | Dynamic Allocation Fund Composite Index		15.17%	7.88%	7.20%	Jan. 05, 2010
Class R Shares		13.89%	3.57%	3.77%	Jan. 05, 2010
Class R Shares | ICE Bank of America Merrill Lynch USD LIBOR Three-Month Constant Maturity Index (reflects no deduction for fees or expenses)		1.02%	0.40%	0.36%	Jan. 05, 2010
Class R Shares | ICE Bank of America Merrill Lynch USD LIBOR One-Month Constant Maturity Index (reflects no deduction for fees or expenses)		1.05%	0.41%	0.37%	Jan. 05, 2010
Class R Shares | MSCI ACWI IMI (Net, USD, Unhedged; reflects no deduction for fees or expenses)		23.95%	11.00%	9.20%	Jan. 05, 2010
Class R Shares | Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees or expenses)		3.04%	3.05%	3.83%	Jan. 05, 2010
Class R Shares | Dynamic Allocation Fund Composite Index		15.17%	7.88%	7.20%	Jan. 05, 2010
Class R6 Shares	[1]	14.48%	4.23%	4.43%	Jul. 31, 2015
Class R6 Shares | ICE Bank of America Merrill Lynch USD LIBOR Three-Month Constant Maturity Index (reflects no deduction for fees or expenses)	[1]	1.02%	0.40%	0.36%	Jul. 31, 2015
Class R6 Shares | ICE Bank of America Merrill Lynch USD LIBOR One-Month Constant Maturity Index (reflects no deduction for fees or expenses)	[1]	1.05%	0.41%	0.37%	Jul. 31, 2015
Class R6 Shares | MSCI ACWI IMI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	[1]	23.95%	11.00%	9.20%	Jul. 31, 2015
Class R6 Shares | Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees or expenses)	[1]	3.04%	3.05%	3.83%	Jul. 31, 2015
Class R6 Shares | Dynamic Allocation Fund Composite Index	[1]	15.17%	7.88%	7.20%	Jul. 31, 2015
Class T Shares	[2]	7.92%	2.67%	3.29%
Class T Shares | ICE Bank of America Merrill Lynch USD LIBOR Three-Month Constant Maturity Index (reflects no deduction for fees or expenses)	[2]	1.02%	0.40%	0.36%
Class T Shares | ICE Bank of America Merrill Lynch USD LIBOR One-Month Constant Maturity Index (reflects no deduction for fees or expenses)	[2]	1.05%	0.41%	0.37%
Class T Shares | MSCI ACWI IMI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	[2]	23.95%	11.00%	9.20%
Class T Shares | Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged; reflects no deduction for fees or expenses)	[2]	3.04%	3.05%	3.83%
Class T Shares | Dynamic Allocation Fund Composite Index	[2]	15.17%	7.88%	7.20%
[1]	Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of the Class R6 Shares shown in the table above is that of the Institutional Shares, including since inception performance as of Institutional Shares' inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.
[2]	As of the date of the Prospectus, Class T Shares have not commenced operations. Performance of Class T Shares shown in the table above is that of Class A Shares, including since inception performance as of Class A Shares’ inception date. Performance has not been adjusted to reflect the lower maximum sales charge (load) imposed on purchases of Class T Shares. Class T Shares would have had higher returns because: (i) Class A Shares and Class T Shares represent interests in the same portfolio of securities; and (ii) Class T Shares impose a lower maximum sales charge (load) on purchases.

The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Investor, Class R6 and Class T Shares, and the returns for Class R Shares (which are offered exclusively to employee benefit plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.